                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 11th Floor
                                              New York, NY 10281-1008

February 22, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer Discovery Fund
                  Post-Effective Amendment No. 35 under the Securities Act
                  and Amendment No. 37 under the Investment Company Act
                  Reg. No. 33-00371; File No. 811-4410

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment
No. 35 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the
Securities and Exchange Commission on December 27, 2007.

                                                                Sincerely,

                                                                  /s/  Taylor Edwards
                                                                  Taylor Edwards
                                                                  Vice President &
                                                                 Assistant Counsel

cc:    Mayer Brown LLP
       Gloria LaFond
       Nancy S. Vann